Share-Based Payment Arrangements (Narrative) (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	£ 11,900	£ 7,000